UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


June 5, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Re:  KEELEY Small Cap Value Fund
         Registration Nos. 33-63562; 811-07760

         Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds' Form N-CSRS for the period ended March 31, 2006. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.


Sincerely,


/s/Lesli Hosford McLinden
Senior Counsel


Encl.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-07760
                                                     ---------

                        KEELEY Small Cap Value Fund, Inc.
                        ---------------------------------
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                              Copy to:
        John L. Keeley, Jr.                   Stephen E. Goodman
        Keeley Asset Management Corp.         Meltzer Purtill & Stelle LLC
        401 South LaSalle Street              1515 E. Woodfield Road
        Suite 1201                            Schaumburg, Illinois 60173
        Chicago, Illinois 60605
                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000
                                                            -------------

                      Date of fiscal year end: September 30
                                               ------------
                    Date of reporting period: March 31, 2006
                                              --------------

Item 1. Reports to Stockholders.

             -------------------------------------------------------
                             LETTER TO SHAREHOLDERS
             -------------------------------------------------------


Dear Shareholder,

During the past six months from October 1, 2005 through March 31, 2006, the Fund's net assets grew to $1,878,739,318 and the number of shareholders grew to approximately 100,000. For the six month period ended March 31, 2006, the portfolio turnover was 6.68% and the annualized expense ratio was 1.38%. The Fund's portfolio is widely diversified with investments in 184 equities. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 350 broker dealers and trust entities.

Performance Data Excluding 4.5% Maximum Up-Front Sales Charge

For the quarter ended March 31, 2006, the Fund's total return was 14.60% versus a return of 13.94% for the Russell 2000[RegTM] Index and 4.21% for the S&P 500[RegTM] Index. In the six months ended March 31, 2006, the Fund's total return was 16.20% versus a return of 15.23% for the Russell 2000[RegTM] Index and 6.38% for the S&P 500[RegTM] Index. For the year ended March 31, 2006, the Fund's annual return was 32.83% versus 25.85% for the Russell 2000[RegTM] Index and 11.73% for the S&P 500[RegTM] Index. For the five year period ended March 31, 2006, the Fund's average annual return was 20.14% versus 12.59% for the Russell 2000[RegTM] Index and 3.97% for the S&P 500[RegTM] Index. For the ten year period ended March 31, 2006, the Fund's average annual return was 17.53% versus 10.15% for the Russell 2000[RegTM] Index and 8.95% for the S&P 500[RegTM] Index. Since inception, October 1, 1993, the Fund's average annual return was 16.77% versus 10.73% for the Russell 2000[RegTM] Index and 10.65% for the S&P 500[RegTM] Index.

Performance data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance may be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

As of March 31, 2006, the KEELEY Small Cap Value Fund, Inc. was rated 5 of 5 stars (*****) by Morningstar among 93 Small Blend funds for the 10-year period. The Fund was rated 5 of 5 stars (*****) for the 5-year period (among 337 funds) and 5 of 5 stars (*****) (among 441 funds) for the 3-year period. Morningstar ratings reflect historical risk adjusted performance as of March 31, 2006, and are subject to change every month.*

There are risks associated with an investment in small-cap mutual funds, such as smaller product lines and market shares, and limited available information. You should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. For further details regarding such risks, including information on fees and expenses please refer to the Fund's Prospectus. Read the Prospectus carefully before investing.

------------
* Morningstar ratings are based on a risk adjusted return measure that accounts for variation in a Fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the three-, five-, and 10-year returns. The top 10% are labeled five stars, the next 22.5% are labeled four stars, the next 35% are labeled three stars, the next 22.5% are labeled two stars and the bottom 10% one star. (C)2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

During the six month period ended March 31, 2006, the Federal Reserve System increased interest rates by 1/4 point increments on four different occasions. In this period the shares of interest sensitive shares lagged in performance while shares in the industrial and energy sectors outperformed the broad market averages. In the past several years, the Fund's assets have seen substantial growth. We believe that this is due to recognition by the investment community of above average performance and favorable articles in the financial press. Despite the growth in assets, we continue to uncover undervalued investment opportunities focused on our corporate restructuring theme.

In this time frame several of our portfolio companies were the subject of takeover bids. In the period, Waterpik Technologies, Remington Oil & Gas Corp., and Aztar Corp. were acquired at premium bids to the current market. Longview Fiber Co. (Washington) agreed to convert to a Real Estate Investment Trust. After quarter end, Syborn Dental Specialists, Inc. and KCS Energy, Inc. were also subjects of premium takeover bids.

During the period, independent director Jerome J. Klingenberger was elected Chairman of the Board of the KEELEY Small Cap Value Fund, Inc. in anticipation of fulfilling a Securities and Exchange Commission directive for mutual funds to have an independent Chairman of the Board. Also in the period, Walter D. Fitzgerald, former Vice President of RBD Dain Rauscher, was elected as an independent director, bringing the number of independent directors to six.

Thank you for your continued commitment to the Fund.

Sincerely,

[Signature of John L. Keeley, Jr.]

John L. Keeley, Jr.
President

Performance Data Including 4.5% Maximum Up-Front Sales Charge

In the three month period ended March 31, 2006, the Fund gained 9.43% versus 13.94% for the Russell 2000[RegTM] Index and 4.21% for the S&P 500[RegTM] Index. In the six month period ended March 31, 2006, the Fund gained 10.97% versus a gain of 15.23% for the Russell 2000[RegTM] Index and a gain of 6.38% for the S&P 500[RegTM] Index. In the year ended March 31, 2006, the Fund's annual return was 26.85% versus 25.85% for the Russell 2000[RegTM] Index and 11.73% for the S&P 500[RegTM] Index. For the five year period ended March 31, 2006, the Fund's average annual return was 19.03% versus 12.59% for the Russell 2000[RegTM] Index and 3.97% for the S&P 500[RegTM] Index. For the ten year period ended March 31, 2006, the Fund's average annual return was 16.99% versus 10.15% for the Russell 2000[RegTM] Index and 8.95% for the S&P 500[RegTM] Index. Since inception, October 1, 1993, the Fund's average annual return was 16.34% versus 10.73% for the Russell 2000[RegTM] Index and 10.65% for the S&P 500[RegTM] Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance may be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Investments by Sector
As a Percentage of Equities

Industrial              31.9%
Energy                  22.5%
Consumer Cyclical       13.6%
Financial                9.0%
Consumer Non-cyclical    8.7%
Basic Materials          7.9%
Utilities                3.9%
Diversified              1.4%
Technology               0.7%
Communications           0.4%

                                Index Comparison
                 Comparison of a Hypothetical $10,000 Investment
                        in the KSCVX* and Russell 2000**

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

From 10/1/93 (commencement of operations) through 3/31/06

                          Russell
                          2000(R)
                KSCVX     Index
10/1/93          9,551    10,000
SEP 1994         9,799    10,267
SEP 1995        11,958    12,666
SEP 1996        13,899    14,33
SEP 1997        21,336    19,086
SEP 1998        19,097    15,456
SEP 1999        22,173    18,404
SEP 2000        24,254    22,709
SEP 2001        25,527    17,893
SEP 2002        26,184    16,229
SEP 2003        31,579    22,152
SEP 2004        43,092    26,309
SEP 2005        57,042    31,039
MAR 2006        66,282    35,767

                        Average annual total returns ***
                      For the periods ended March 31, 2006

                                                                                     Since Commencement
                                  12 months ended   5 years ended   10 years ended     of Operations
                                      3/31/06          3/31/06          3/31/06      10/1/93 to 3/31/06
                                  ---------------   -------------   --------------   ------------------
     KSCVX                             +32.83%          +20.14%          +17.53%           +16.77%
     KSCVX (includes
      max 4-1/2% front-end load)       +26.85%          +19.03%          +16.99%           +16.34%
     Russell 2000[RegTM] Index         +25.85%          +12.59%          +10.15%           +10.73%

*    Performance graph includes deduction of 4-1/2% front-end load.
** The Russell 2000[RegTM] Index is comprised of the smallest 2,000 companies in the Russell 3000[RegTM] Index. The Russell 3000[RegTM] Index is comprised of the 3,000 largest U.S. companies based on market capitalization. The Index is unmanaged and returns include reinvested dividends.
*** PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost.

                        KEELEY Small Cap Value Fund, Inc.
                                 Expense Example

                     For the Six Months Ended March 31, 2006
                                   (Unaudited)

     As a shareholder of the KEELEY Small Cap Value Fund, Inc. (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006 (the "period").

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                                                                             Expenses paid during
                                            Beginning account value   Ending account value     the period ended
                                                October 1, 2005          March 31, 2006        March 31, 2006*
                                            -----------------------   --------------------   --------------------
Actual                                              $1,000.00               $1,162.00                $7.43
Hypothetical (5% return before expenses)             1,000.00                1,018.12                 6.94

* Expenses are equal to the Fund's annualized expense ratio of 1.38% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                        KEELEY Small Cap Value Fund, Inc.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

   Number
 of Shares                                                          Value
 ---------                                                      --------------
                COMMON STOCKS                         95.56%
                Aerospace/Defense                      1.30%
    552,500     GenCorp, Inc.*                                  $   11,353,875
     70,500     Moog, Inc., Class B*                                 2,485,125
    297,500     Teledyne Technologies, Inc.*                        10,591,000
                                                                --------------
                                                                    24,430,000
                                                                --------------
                Auto Parts and Equipment               0.51%
    445,000     Tenneco Automotive, Inc.*                            9,652,050
                                                                --------------
                Banks                                  0.61%
    150,000     PrivateBancorp, Inc.                                 6,223,500
     90,000     Wintrust Financial Corp.                             5,235,300
                                                                --------------
                                                                    11,458,800
                                                                --------------
                Building Materials                     1.57%
    277,500     Ready Mix, Inc.*                                     4,218,000
    231,000     Texas Industries, Inc.                              13,973,190
    777,700     U.S. Concrete, Inc.*                                11,245,542
                                                                --------------
                                                                    29,436,732
                                                                --------------
                Chemicals                              0.74%
    820,000     Tronox, Inc.                                        13,907,200
                                                                --------------
                Coal                                   2.22%
    515,000     Alpha Natural Resources, Inc.*                      11,917,100
    317,500     Foundation Coal Holdings, Inc.                      13,061,950
    206,000     James River Coal Co.*                                6,997,820
    270,000     Massey Energy Co.                                    9,738,900
                                                                --------------
                                                                    41,715,770
                                                                --------------
                Commercial Services                    4.13%
    415,000     Adesa, Inc.                                         11,097,100
    210,000     Central Parking Corp.                                3,360,000
    702,500     Cenveo, Inc.*                                       11,647,450
    320,000     Coinmach Service Corp.                               3,008,000
    155,000     Interactive Data Corp.                               3,642,500
    432,500     Mac-Gray Corp.*                                      5,129,450
    487,500     Midas, Inc.*                                        10,661,625
    365,000     PHH Corp.*                                           9,745,500
    274,000     Standard Parking Corp.*                              7,636,380
    415,000     Wright Express Corp.*                               11,640,750
                                                                --------------
                                                                    77,568,755
                                                                --------------
                Distribution/Wholesale                 1.32%
    555,000     LKQ Corp.*                                          11,549,550
    195,000     WESCO International, Inc.*                          13,261,950
                                                                --------------
                                                                    24,811,500
                                                                --------------
                Diversified Financial Services         3.53%
    910,714     Epoch Holding Corp.*                                 4,371,427
     60,000     Jefferies Group, Inc.                                3,510,000
    745,000     LaBranche & Co., Inc.*                              11,778,450

   Number
 of Shares                                                          Value
 ---------                                                      --------------
                Diversified Financial Services
                (continued)
    902,868     MarketAxess Holdings, Inc.*                     $   10,861,502
    260,000     Piper Jaffray Cos.*                                 14,300,000
    492,500     SWS Group, Inc.                                     12,878,875
    945,000     Van der Moolen Holding N.V. ADR                      8,590,050
                                                                --------------
                                                                    66,290,304
                                                                --------------
                Electric                               3.75%
    290,000     Allegheny Energy, Inc.*                              9,816,500
  1,695,000     Aquila, Inc.*                                        6,763,050
    220,000     Centerpoint Energy, Inc.                             2,624,600
    645,000     Cleco Corp.                                         14,402,850
    322,500     CMS Energy Corp.*                                    4,176,375
    325,000     DPL, Inc.                                            8,775,000
  1,815,000     Dynegy, Inc.*                                        8,712,000
    171,000     Florida Public Utilities Co.                         2,419,650
    295,000     NSTAR                                                8,439,950
    205,000     Westar Energy, Inc.                                  4,266,050
                                                                --------------
                                                                    70,396,025
                                                                --------------
                Electrical Components and
                Equipment                              1.87%
    492,500     General Cable Corp.*                                14,937,525
    347,500     The Lamson & Sessions Co.*                           9,670,925
    413,000     Superior Essex, Inc.*                               10,506,720
                                                                --------------
                                                                    35,115,170
                                                                --------------
                Electronics                            2.03%
    317,500     Brady Corp., Class A                                11,893,550
    265,000     Thomas & Betts Corp.*                               13,615,700
    350,000     Watts Water Technologies, Inc.                      12,719,000
                                                                --------------
                                                                    38,228,250
                                                                --------------
                Energy--Alternate Sources              1.71%
    730,000     Covanta Holding Corp.*                              12,169,100
    306,000     Headwaters, Inc.*                                   12,175,740
    427,500     KFX, Inc.*                                           7,780,500
                                                                --------------
                                                                    32,125,340
                                                                --------------
                Engineering and Construction           2.28%
    415,000     Chicago Bridge & Iron Co. N.V.                       9,960,000
    322,000     Foster Wheeler, Ltd.*                               15,233,820
     65,000     Granite Construction, Inc.                           3,164,200
    265,000     McDermott International, Inc.*                      14,429,250
                                                                --------------
                                                                    42,787,270
                                                                --------------
                Entertainment                          0.99%
    545,000     Bluegreen Corp.*                                     7,204,900
    300,000     Vail Resorts, Inc.*                                 11,466,000
                                                                --------------
                                                                    18,670,900
                                                                --------------


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

  Number
of Shares                                                              Value
---------                                                          --------------
                Food                                  2.38%
  465,000       Chiquita Brands International, Inc.                $    7,798,050
  332,500       Flowers Foods, Inc.                                     9,875,250
  585,000       Lance, Inc.                                            13,162,500
  220,000       Ralcorp Holdings, Inc.                                  8,371,000
  210,000       TreeHouse Foods, Inc.*                                  5,575,500
                                                                   --------------
                                                                       44,782,300
                                                                   --------------
                Forest Products and Paper             0.43%
  134,500       Deltic Timber Corp.                                     8,150,700
                                                                   --------------
                Hand/Machine Tools                    1.25%
  232,000       Lincoln Electric Holdings, Inc.                        12,525,680
  257,000       Regal-Beloit Corp.                                     10,863,390
                                                                   --------------
                                                                       23,389,070
                                                                   --------------
                Healthcare--Products                  0.54%
  247,500       Sybron Dental Specialties, Inc.*                       10,206,900
                                                                   --------------
                Healthcare--Services                  0.29%
  255,000       Emeritus Corp.*                                         5,508,000
                                                                   --------------
                Holding Companies--Diversified        1.37%
  160,000       Leucadia National Corp.                                 9,545,600
  242,000       Walter Industries, Inc.                                16,122,040
                                                                   --------------
                                                                       25,667,640
                                                                   --------------
                Home Builders                         2.51%
1,310,000       Cavalier Homes, Inc.*                                   9,170,000
  690,000       Champion Enterprises, Inc.*                            10,322,400
  782,500       Fleetwood Enterprises, Inc.*                            8,740,525
  435,000       Levitt Corp.                                            9,587,400
  332,500       WCI Communities, Inc.*                                  9,250,150
                                                                   --------------
                                                                       47,070,475
                                                                   --------------
                Household Products                    0.99%
  412,500       ACCO Brands Corp.*                                      9,157,500
  770,000       Prestige Brands Holdings, Inc.*                         9,370,900
                                                                   --------------
                                                                       18,528,400
                                                                   --------------
                Insurance                             2.05%
  480,000       Conseco, Inc.*                                         11,913,600
  490,000       Crawford & Co.                                          2,940,000
  245,000       Fidelity National Financial, Inc.                       8,704,850
  530,000       Meadowbrook Insurance Group, Inc.*                      3,710,000
  695,000       The Phoenix Companies, Inc.                            11,328,500
                                                                   --------------
                                                                       38,596,950
                                                                   --------------
                Iron/Steel                            5.13%
  270,000       Allegheny Technologies, Inc.                           16,518,600
  167,000       Carpenter Technology Corp.                             15,784,840
  337,500       Chaparral Steel Co.*                                   21,910,500

  Number
of Shares                                                              Value
---------                                                          --------------
                Iron/Steel (continued)
1,570,000       Gerdau AmeriSteel Corp.                            $   14,601,000
  340,000       Oregon Steel Mills, Inc.*                              17,397,800
  380,000       Ryerson, Inc.                                          10,168,800
                                                                   --------------
                                                                       96,381,540
                                                                   --------------
                Lodging                               2.20%
  262,500       Gaylord Entertainment Co.*                             11,912,250
  442,500       Marcus Corp.                                            8,827,875
  375,000       Orient-Express Hotels, Ltd.                            14,711,250
  436,000       Red Lion Hotels Corp.*                                  5,798,800
                                                                   --------------
                                                                       41,250,175
                                                                   --------------
                Machinery--Construction and
                Mining                                2.10%
  260,000       Bucyrus International, Inc.                            12,529,400
  170,000       Joy Global, Inc.                                       10,160,900
  212,000       Terex Corp.*                                           16,798,880
                                                                   --------------
                                                                       39,489,180
                                                                   --------------
                Machinery--Diversified                4.78%
  307,500       Albany International Corp.                             11,712,675
1,030,000       Flow International Corp.*                              13,565,100
  277,500       Flowserve Corp.*                                       16,189,350
  222,000       Gardner Denver, Inc.*                                  14,474,400
1,330,000       Global Power Equipment
                Group, Inc.*                                            5,120,500
  164,000       Manitowoc Co., Inc.                                    14,948,600
  158,000       Sauer-Danfoss, Inc.                                     3,626,100
  310,000       Wabtec Corp.                                           10,106,000
                                                                   --------------
                                                                       89,742,725
                                                                   --------------
                Media                                 0.41%
  925,000       Gray Television, Inc.                                   7,770,000
                                                                   --------------
                Metal Fabricate/Hardware              4.99%
  425,000       AM Castle & Co.                                        12,537,500
  370,000       CIRCOR International, Inc.                             10,804,000
  257,500       Commercial Metals Co.                                  13,773,675
  210,000       Kaydon Corp.                                            8,475,600
  525,000       Ladish Co., Inc.*                                      15,209,250
  472,500       RBC Bearings, Inc.*                                     9,686,250
  345,000       Timken Co.                                             11,133,150
  287,500       Valmont Industries, Inc.                               12,086,500
                                                                   --------------
                                                                       93,705,925
                                                                   --------------
                Mining                                1.18%
  555,000       Brush Engineered Materials, Inc.*                      10,961,250
  382,500       Compass Minerals International, Inc.                    9,558,675
  135,000       Oglebay Norton Co.*                                     1,728,000
                                                                   --------------
                                                                       22,247,925
                                                                   --------------


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

  Number
of Shares                                                            Value
---------                                                        --------------
                Miscellaneous Manufacturing         4.57%
  222,500       Actuant Corp.                                    $   13,621,450
  415,000       American Railcar Industries, Inc.                    14,554,050
  220,000       The Brink's Co.                                      11,167,200
  352,000       EnPro Industries, Inc.*                              12,073,600
  165,000       Freightcar America, Inc.                             10,494,000
  445,000       GP Strategies Corp.*                                  3,150,600
  570,000       Hexcel Corp.*                                        12,522,900
  840,000       Jacuzzi Brands, Inc.*                                 8,257,200
                                                                 --------------
                                                                     85,841,000
                                                                 --------------
                Oil and Gas                         9.51%
  545,000       Bois d' Arc Energy, Inc.*                             9,074,250
  395,000       Carrizo Oil & Gas, Inc.*                             10,266,050
  254,000       Cimarex Energy Co.*                                  10,988,040
  610,000       CNX Gas Corp.*                                       15,860,000
  690,000       Compton Petroleum Corp.*                              8,859,600
  340,000       Comstock Resources, Inc.*                            10,094,600
  272,000       Encore Acquisition Co.*                               8,432,000
  560,000       EXCO Resources, Inc.*                                 7,016,800
1,385,000       Gasco Energy, Inc.*                                   7,756,000
  365,000       Goodrich Petroleum Corp.*                             9,855,000
  402,500       KCS Energy, Inc.*                                    10,465,000
  545,000       McMoRan Exploration Co.*                              9,722,800
  880,000       Parker Drilling Co.*                                  8,157,600
  515,000       Pioneer Drilling Co.*                                 8,461,450
  230,000       Plains Exploration & Production Co.*                  8,887,200
  262,500       Quicksilver Resources, Inc.*                         10,148,250
  445,000       Range Resources Corp.                                12,152,950
  650,000       Westside Energy Corp.*                                2,307,500
  247,500       Whiting Petroleum Corp.*                             10,145,025
                                                                 --------------
                                                                    178,650,115
                                                                 --------------
                Oil and Gas Services                7.49%
  510,000       Allis-Chalmers Energy, Inc.*                          6,951,300
  420,000       Dresser-Rand Group, Inc.*                            10,437,000
  252,500       FMC Technologies, Inc.*                              12,933,050
  302,500       Hercules Offshore, Inc.*                             10,288,025
  335,000       Hornbeck Offshore Services, Inc.*                    12,083,450
  645,000       Infinity Energy Resources, Inc.*                      5,011,650
  214,000       Lufkin Industries, Inc.                              11,864,160
  417,500       Natural Gas Services Group, Inc.*                     7,464,900
  447,500       RPC, Inc.                                            10,225,375
2,210,600       Seitel, Inc.*                                         7,073,920
  407,500       Superior Well Services, Inc.*                        11,846,025
  245,000       Universal Compression Holdings, Inc.*                12,414,150
  267,500       Veritas DGC, Inc.*                                   12,141,825
  487,500       Willbros Group, Inc.*                                 9,915,750
                                                                 --------------
                                                                    140,650,580
                                                                 --------------

  Number
of Shares                                                            Value
---------                                                        --------------
                Packaging and Containers            0.49%
  520,000       Crown Holdings, Inc.*                            $    9,224,800
                                                                 --------------
                Pipelines                           0.58%
  225,000       Western Gas Resources, Inc.                          10,856,250
                                                                 --------------
                Real Estate                         0.38%
  115,000       The St. Joe Co.                                       7,226,600
                                                                 --------------
                Retail                              5.47%
  570,000       AFC Enterprises, Inc.                                 7,923,000
1,619,200       Denny's Corp.*                                        7,707,392
  400,000       Dillard's, Inc.                                      10,416,000
  283,000       Eddie Bauer Holdings, Inc.*                           3,650,700
  233,000       IHOP Corp.                                           11,170,020
  400,000       Lone Star Steakhouse & Saloon, Inc.                  11,368,000
  487,500       Movado Group, Inc.                                   11,251,500
  745,000       Retail Ventures, Inc.*                               10,921,700
  247,500       Stage Stores, Inc.                                    7,363,125
  455,000       The Steak N Shake Co.*                                9,600,500
  575,000       Triarc Cos., Inc.                                    10,482,250
   54,000       Triarc Cos., Inc., Class B                              943,920
                                                                 --------------
                                                                    102,798,107
                                                                 --------------
                Savings and Loans                   1.99%
  630,000       BankAtlantic Bancorp, Inc.                            9,065,700
  370,000       BankFinancial Corp.                                   5,890,400
  215,000       Citizens First Bancorp, Inc.                          6,075,900
  305,000       Home Federal Bancorp, Inc.                            4,169,350
  440,000       NewAlliance Bancshares, Inc.                          6,349,200
  170,000       TierOne Corp.                                         5,771,500
                                                                 --------------
                                                                     37,322,050
                                                                 --------------
                Software                            0.70%
  427,500       MoneyGram International, Inc.                        13,132,800
                                                                 --------------
                Transportation                      2.59%
  202,865       Atlas Air Worldwide Holdings, Inc.*                   9,554,942
   52,500       Frozen Food Express Industries, Inc.*                   548,625
  475,000       Genesee & Wyoming, Inc.*                             14,573,000
  428,000       Kansas City Southern*                                10,571,600
  145,000       Providence and Worcester
                Railroad Co.                                          2,356,250
1,035,000       RailAmerica, Inc.*                                   11,033,100
                                                                 --------------
                                                                     48,637,517
                                                                 --------------
                Trucking and Leasing                0.63%
  120,000       Amerco, Inc.*                                        11,876,400
                                                                 --------------
                Total Common Stocks
                (cost $1,415,737,550)                             1,795,298,190
                                                                 --------------


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

 Principal
  Amount                                                            Value
-----------                                                     --------------
                 SHORT-TERM INVESTMENTS              4.42%
$75,000,000      US Bank Commercial Paper, 4.35%                $   75,000,000
  8,098,800      US Bank Demand Note, 4.57%                          8,098,800
                                                                --------------
                 Total Short-Term Investments
                 (cost $83,098,800)                                 83,098,800
                                                                --------------
                 Total Investments                  99.98%
                 (cost $1,498,836,350)                           1,878,396,990
                 Other Assets less Liabilities       0.02%             342,328
                                                                --------------
                 NET ASSETS                        100.00%      $1,878,739,318
                                                                ==============

                             * Non-income producing.

                      Percentages are based on net assets.


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 2006
                                   (Unaudited)

ASSETS:
Investments at value (cost $1,498,836,350)     $1,878,396,990
Cash                                                1,247,954
Receivable for investments sold                        32,403
Receivable for shares issued                       36,244,988
Dividends and interest receivable                     899,684
Prepaid expenses and other assets                     113,856
                                               --------------
Total Assets                                    1,916,935,875
                                               --------------
LIABILITIES:
Payable for investments purchased                  35,040,340
Payable for shares redeemed                         1,147,263
Payable to Adviser                                  1,368,356
Accrued 12b-1 fees                                    536,834
Other accrued expenses                                103,764
                                               --------------
Total Liabilities                                  38,196,557
                                               --------------
NET ASSETS                                     $1,878,739,318
                                               ==============
NET ASSETS CONSIST OF:
Capital stock                                  $1,491,906,802
Accumulated undistributed net
  investment loss                                  (1,997,192)
Accumulated undistributed net realized
  gain on investments                               9,269,068
Net unrealized appreciation on investments        379,560,640
                                               --------------
NET ASSETS                                     $1,878,739,318
                                               ==============
CAPITAL STOCK, $0.01 par value
Authorized                                        100,000,000
Issued and outstanding                             37,575,635
NET ASSET VALUE AND
  REDEMPTION PRICE PER SHARE                   $        50.00
                                               ==============
MAXIMUM OFFERING PRICE PER
  SHARE ($50.00 / 0.955)                       $        52.36
                                               ==============

                        KEELEY Small Cap Value Fund, Inc.
                             STATEMENT OF OPERATIONS
                     For The Six Months Ended March 31, 2006
                                   (Unaudited)

INVESTMENT INCOME:
Dividend income (net of $28,766 of
  foreign withholding taxes)               $  5,298,627
Interest income                               1,048,311
                                           ------------
Total Investment Income                       6,346,938
                                           ------------
EXPENSES:
Investment advisory fees                      5,931,503
12b-1 fees                                    1,509,131
Transfer agent fees and expenses                293,398
Administration fees                             257,314
Federal and state registration fees              81,617
Custody fees                                     76,099
Fund accounting fees                             61,015
Professional fees                                39,961
Reports to shareholders                          35,262
Directors' fees                                  10,397
Other                                            48,433
                                           ------------
Total Expenses                                8,344,130
                                           ------------
NET INVESTMENT LOSS                          (1,997,192)
                                           ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investments             10,691,127
Change in net unrealized appreciation
  on investments                            204,135,050
                                           ------------
Net Gain on Investments                     214,826,177
                                           ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                $212,828,985
                                           ============


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Six Months Ended
                                                                          March 31, 2006        Year Ended
                                                                           (Unaudited)      September 30, 2005
                                                                         ----------------   ------------------
OPERATIONS:
Net investment loss                                                       $   (1,997,192)     $  (2,333,184)
Net realized gain on investments                                              10,691,127          7,778,432
Change in net unrealized appreciation on investments                         204,135,050        124,250,455
                                                                          --------------      -------------
Net increase in net assets resulting from operations                         212,828,985        129,695,703
                                                                          --------------      -------------

DISTRIBUTIONS:
Net realized gains                                                            (9,190,330)        (8,145,394)
                                                                          --------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from 19,715,270 and 16,844,450 shares issued, respectively          903,002,707        647,864,920
Proceeds from 199,593 and 186,919 shares of distributions reinvested,
  respectively                                                                 8,263,222          6,588,903
Cost of 1,900,313 and 3,566,673 shares redeemed, respectively                (86,349,209)      (132,796,640)
                                                                          --------------      -------------
Net increase from capital stock transactions                                 824,916,720        521,657,183
                                                                          --------------      -------------

TOTAL INCREASE IN NET ASSETS                                               1,028,555,375        643,207,492

NET ASSETS:
Beginning of period                                                          850,183,943        206,976,451
                                                                          --------------      -------------
End of period                                                             $1,878,739,318      $ 850,183,943
                                                                          ==============      =============
Accumulated undistributed net investment loss                             $   (1,997,192)     $          --
                                                                          ==============      =============


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                              FINANCIAL HIGHLIGHTS

                                          Six Months
                                            Ended
                                          March 31,       Year Ended
                                             2006       September 30,
                                         (Unaudited)         2005
                                         -----------    -------------
PER SHARE DATA (1)
Net asset value, beginning of period      $    43.46      $  33.95
Income from investment
  operations:
Net investment loss                            (0.05)        (0.12)
Net realized and unrealized gains
  on investments                                7.00         10.83
                                          ----------      --------
Total from investment operations                6.95         10.71
                                          ----------      --------
Less distributions:
Net realized gains                             (0.41)        (1.20)
                                          ----------      --------
Net asset value, end of period            $    50.00      $  43.46
                                          ==========      ========
Total return (2) (3)                           16.20%        32.37%
Supplemental data and ratios:
Net assets, end of period (in 000's)      $1,878,739      $850,184
Ratio of expenses to average
  net assets (4)                                1.38%         1.52%
Ratio of net investment loss to
  average net assets (4)                       (0.33)%       (0.50)%
Portfolio turnover rate (3)                     6.68%        22.93%

                                          Year Ended      Year Ended      Year Ended     Year Ended
                                        September 30,   September 30,   September 30,   September 30,
                                             2004            2003            2002           2001
                                        -------------   -------------   -------------   -------------
PER SHARE DATA (1)
Net asset value, beginning of period      $  24.88       $ 21.91         $ 22.43         $ 21.82
Income from investment
  operations:
Net investment loss                          (0.12)        (0.15)          (0.21)          (0.20)
Net realized and unrealized gains
  on investments                              9.19          4.43            0.85            1.32
                                          --------       -------         -------         -------
Total from investment operations              9.07          4.28            0.64            1.12
                                          --------       -------         -------         -------
Less distributions:
Net realized gains                              --         (1.31)          (1.16)          (0.51)
                                          --------       -------         -------         -------
Net asset value, end of period            $  33.95       $ 24.88         $ 21.91         $ 22.43
                                          ========       =======         =======         =======
Total return (2) (3)                         36.45%        20.61%           2.57%           5.25%
Supplemental data and ratios:
Net assets, end of period (in 000's)      $206,976       $90,471         $63,894         $57,784
Ratio of expenses to average
  net assets (4)                              1.64%         1.75%           1.72%           1.80%
Ratio of net investment loss to
  average net assets (4)                     (0.57)%       (0.68)%         (0.90)%         (0.90)%
Portfolio turnover rate (3)                  29.63%        38.83%          45.31%          43.61%

(1)  Per share data is for a share outstanding throughout the period.
(2) The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(3)  Not annualized for periods less than one year.
(4)  Annualized for periods less than one year.


                     See notes to the financial statements.

                        KEELEY Small Cap Value Fund, Inc.
                        NOTES TO THE FINANCIAL STATEMENTS
                                 March 31, 2006
                                   (Unaudited)

1.   ORGANIZATION

          The KEELEY Small Cap Value Fund, Inc. (the "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     a) Investment Valuation--Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     b) Federal Income and Excise Taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

     c) Distributions to Shareholders--Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

                        KEELEY Small Cap Value Fund, Inc.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                 March 31, 2006
                                   (Unaudited)

     d) Other--Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     e) Guarantees and Indemnifications--In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3.   INVESTMENT ADVISORY AGREEMENT

          The Fund has an agreement with Keeley Asset Management Corp. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% for the first $1 billion and 0.90% in excess of $1 billion of the Fund's average daily net assets. Under the investment advisory agreement, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of the Fund's average daily net assets, the Adviser will reimburse the Fund for the amount of such excess.

4.   DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the "Distributor"), with whom certain officers and directors of the Fund are affiliated, for certain promotional and other sales related costs and to permit the Fund to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% of the average daily net assets of the Fund. The Fund paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor's and each dealer's existing brokerage clients. For the period from October 1, 2005 to March 31, 2006, the Fund paid $129,375 of distribution fees to the Distributor.

5.   INVESTMENT TRANSACTIONS

          The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period from October 1, 2005 to March 31, 2006, were $817,255,004 and $79,860,345, respectively. For the period from October 1, 2005 to March 31, 2006, the Fund paid $1,853,500 of brokerage commissions on trades of securities to the Distributor.

                        KEELEY Small Cap Value Fund, Inc.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                 March 31, 2006
                                   (Unaudited)

6.   FEDERAL INCOME TAX INFORMATION

          At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

     Cost of Investments                          $1,499,634,790
                                                  ==============
     Gross Unrealized Appreciation                $ 416,376,319
     Gross Unrealized Depreciation                  (37,614,119)
                                                  --------------
     Net Unrealized Appreciation on Investments   $ 378,762,200
                                                  ==============

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

          The tax character of distributions paid during the fiscal years ended September 30, 2005 and 2004 were as follows:

                                            2005        2004
                                       -------------   -----
  Long-Term Capital Gains               $8,145,394      $--

          As of September 30, 2005 the components of accumulated earnings on a tax basis were as follows:

     Undistributed Long-Term Capital Gain          $  7,926,302
     Net Unrealized Appreciation on Investments     175,267,559
                                                   ------------
     Total Accumulated Earnings                    $183,193,861
                                                   ============

7.   OFFERING PRICE PER SHARE

          The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

          The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from October 1, 2005 to March 31, 2006, the Fund was advised that the Distributor received $875,328 of sales charges. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

          As specified in the Fund's Prospectus, reduced sales charges are available through a right of accumulation and certain sales of Fund shares can be made at net asset value per share.

8.   RELATED PARTY TRANSACTION

          As of March 31, 2006, one director of the Fund beneficially owned 456,371 shares of the Fund, which represents 1.2% of the Fund's outstanding shares.

RENEWAL OF INVESTMENT ADVISORY CONTRACT

     In November 2005, the Board of Directors of the Fund considered renewal of the Fund's Investment Advisory Agreement and after a detailed analysis, approved such renewal. In considering renewal, the Board reviewed the following factors:
(i) the nature, extent and quality of service of the Adviser, (ii) the investment performance of the Fund and the Adviser; (iii) the cost of the services to be performed and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether the fee levels reflect economies of scale for the benefit of Fund investors.

     With respect to the first factor, the Board reviewed the Investment Advisory Agreement and noted that under that Agreement, the Adviser provided only investment advice, and that most of the other services were paid for by the Fund and provided by other service providers, such as the transfer agent, custodian, pricing service and administrator. The Board noted, however, that the distributor, an affiliate of the Adviser, paid for certain expenses of the Fund, such as the cost of certain platforms, which reduced the Fund's transfer agent expense. The Board noted that the distributor received 12b-1 fees as reimbursement for those expenses, but to date the expenditures by the distributor exceed the reimbursements. The Board discussed the possibility of the Adviser expanding the services to the Fund, but felt that having outside service providers was a benefit to the Fund and its shareholders, and did not feel that the fact that the Adviser was not providing such services was a negative or should adversely impact its decision about renewal of the Investment Advisory Contract. The Board then directly addressed the quality of the advisory services, which the Board felt were reflected by the performance of the Adviser and the Fund (which factor is discussed in detail below). Based on the performance, the Board concluded that the quality of the services provided by the Adviser was a significant factor and a basis to renew the Agreement.

     The Board reviewed the performance of the Fund based on the information in the draft semi-annual report and in other material furnished to the Board for the purpose of evaluating the performance of the Fund and the Adviser, comparing the Fund's performance, with and without load, against the S&P 500[RegTM] Index and the Russell 2000[RegTM] Index for the prior 3-month, 1-, 3-, 5- and 10-year periods and since commencement of operations. The Board also reviewed Morningstar data which included the Fund in the Small Blend category, and S&P data which included the Fund in the Small Cap Value category. Using this data, the Fund was consistently in the top 10% of its categories (in some cases the top 2%) for all periods reviewed. The Board also reviewed the Morningstar star rating, noting that the Fund received 5 stars, which was the best rating, for the 5 and 10 year period, and 4 stars for the 3 year period. After that review, the Board concluded that performance alone was a sufficient basis to renew the Advisory Contract. Notwithstanding that determination, the Board continued to address the other factors listed above.

     The next factor considered was the cost of the services and the profits to the Adviser. In terms of cost, the Board recognized that the advisory fee was higher than the fee charged by many advisers. In making that analysis, the Board reviewed peer group information on two groups, one of 8 funds and another of 16 other funds. The Board also reviewed an analysis of advisory fees and expenses for the S&P style name. The group of 8 funds was more closely related in size to the Fund and included detailed expense information, and the 16 funds were all small cap value funds and ranged in size from $2.8 billion to $9 billion. In that analysis, the Board noted that the average adviser expense for the group of 8 was 0.82%, and only 2 of the 8 funds had a higher adviser expense than the Fund. However, the Board also noted that the performance of the Fund was better than any of the funds in the 8 member peer group, and such performance was calculated after all expenses, including the adviser expense. The Board noted that for the S&P style name, the average advisory fee was 0.78%, which was lower than the fee charged by the Adviser to the Fund. The Board reviewed the revenue collected by the Adviser and its affiliates over the past year, which information had been provided to the Board. That revenue included the investment advisory fee, 12b-1 fees, brokerage commissions to the affiliated broker and sales load on retail sales made by the distributor. In evaluating those items, the Board noted the 12b-1 fees received versus the expenses incurred. With respect to brokerage, the Board noted that all of the transactions were at a price which the Adviser had represented was the lowest price charged by the affiliated broker to any brokerage customer. The Board also noted that the Adviser had stated that it expected that now that the Fund had reached a sufficient size, the Adviser expected that the Fund would do more brokerage with brokers other than the affiliated broker-dealer. In looking at the costs to the Fund, the Board paid particular attention to the total expenses of the Fund, which the Board felt were a reflection of the overall services of the Adviser. The Board noted that although the advisory fee was high, the total expenses of the Fund, at 1.52%, were close to the average for the S&P style name, which was 1.53%. The Board did not request a profit and loss statement on the Adviser and its affiliates because it felt that the key from the Fund's standpoint was cost, not the Adviser's profits, particularly if it could evaluate those costs based on industry standards. The Board concluded that although the cost of the Adviser was high, the total expenses of the Fund were in line with industry standards and averages, and on the basis of the factor of cost to the Fund and benefit to the Adviser, the agreement should be renewed.

     The next factor the Board considered was the extent to which economies of scale would be realized as the Fund grows. In that analysis, the Board reviewed with the Adviser the services to be performed and how those would change as the Fund grew. The Board noted that there were now over 160 names in the portfolio, that small cap stocks do not have the same float as larger companies and they are not well followed by analysts, and that as the Fund grew, there were not necessarily cost benefits to the Adviser. The Board noted that there would be some benefits, but they were not likely to be as substantial as in the case of a fund which invested in larger capitalization companies. The Adviser also reviewed with the Board personnel changes it had made to deal with the increased workload, and also reviewed with the Board anticipated additional hirings. The Board concluded that economies of scale could be recognized by the Fund with respect to a number of the service providers, but was not certain that a significant economy would result to the Adviser. Nevertheless, the Board believed that the Fund and its shareholders should receive some benefit from the Adviser as the Fund grew and the fee levels should reflect that benefit. Following a discussion on that point, the Board and the Adviser agreed that the advisory fees should be reduced from 1% to 0.9% on Fund assets in excess of $1 billion, such reduction to be effective at the Fund's annual update of its Prospectus (January 31, 2006) and discussed with the Adviser a change in the advisory fee, effective January 31, 2006. The Board discussed whether that reduction was adequate, and in that process revisited the additional commitments made by the Adviser in terms of personnel, and the challenges in finding appropriate securities for a small cap fund. The Adviser assured the Board that the reduction in fee would not result in any reduction in services to the Fund. On the basis of the benefits of economies of scale, and the reduction in management fees for assets over $1 billion, the Board concluded that the Advisory Agreement should be renewed.

PROXY VOTING

     A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2005 are available
(i) without charge, upon request, by calling toll free 888-933-5391; (ii) on the Fund's website at www.keeleyfunds.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information may also be obtained by calling 888-933-5391.

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

                               Investment Adviser
                          KEELEY ASSET MANAGEMENT CORP.
                                Chicago, Illinois

                                   Distributor
                             KEELEY INVESTMENT CORP.
                                Chicago, Illinois

                                    Custodian
                                 U.S. BANK, N.A.
                              Milwaukee, Wisconsin
                                  888-933-5391

                  Transfer Agent and Dividend Disbursing Agent
                         U.S. BANCORP FUND SERVICES, LLC
                              Milwaukee, Wisconsin
                                  888-933-5391

                  Independent Registered Public Accounting Firm
                           PRICEWATERHOUSECOOPERS LLP
                              Milwaukee, Wisconsin

                                     Counsel
                          MELTZER, PURTILL, STELLE LLC
                              Schaumburg, Illinois


Performance information is historical and is no guarantee of future results. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor's original cost. This material may only be used when preceded or accompanied by the Fund's Prospectus.


       401 South LaSalle Street o Suite 1201 o Chicago o Illinois o 60605
              (312) 786-5050 o (800) 533-5344 o FAX (312) 786-5003


                        KEELEY SMALL CAP VALUE FUND, INC.


                              --------------------
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2006
                              --------------------

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing (Exhibits (c) and (d)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.

By:   /s/ John L. Keeley, Jr.
      John L. Keeley, Jr.
      President

Date: June 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John L. Keeley, Jr.
      John L. Keeley, Jr.
      President

Date: June 5, 2006


By:   /s/ Emily Viehweg
      Emily Viehweg
      Treasurer

Date: June 5, 2006